Schedule I - Condensed Financial Information of Dryships Inc. - Statements of Operations (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EXPENSES:
General and administrative expenses	$ (193,686)	$ (184,722)	$ (145,935)
Operating loss	543,179	155,576	15,854
OTHER INCOME / (EXPENSES):
Interest and finance cost	(411,021)	(332,129)	(210,128)
Interest income	12,146	12,498	4,203
Loss on interest rate swaps	(15,528)	8,373	(54,073)
Other, net	7,067	2,245	(492)
Total other (expenses), net	(407,336)	(309,013)	(260,490)
Net income/(loss)	58,020	(198,028)	(288,593)
Loss per share, basic	$ (0.11)	$ (0.58)	$ (0.65)
Weighted average number of shares, basic	456,031,628	384,063,306	380,159,088
Loss per share, diluted	$ (0.11)	$ (0.58)	$ (0.65)
Weighted average number of outstanding shares, diluted	456,031,628	384,063,306	380,159,088
Dryships Inc.
EXPENSES:
General and administrative expenses	(23,893)	(21,090)	(29,408)
Operating loss	(23,893)	(21,090)	(29,408)
OTHER INCOME / (EXPENSES):
Interest and finance cost	(88,753)	(89,124)	(85,692)
Interest income	989	226	3,065
Loss on interest rate swaps	(739)	(774)	(9,513)
Other, net	(220)	(430)	672
Total other (expenses), net	(88,723)	(90,102)	(91,468)
Equity in earnings/ (loss) of subsidiaries (eliminated in consolidation)	65,104	(112,404)	(125,902)
Net income/(loss)	$ (47,512)	$ (223,596)	$ (246,778)
Loss per share, basic	$ (0.10)	$ (0.58)	$ (0.65)
Weighted average number of shares, basic	456,031,628	384,063,306	380,159,088
Loss per share, diluted	$ (0.10)	$ (0.58)	$ (0.65)
Weighted average number of outstanding shares, diluted	456,031,628	384,063,306	380,159,088